COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of contractual obligations
(In thousands)	Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
Letters of Credit	$7,661	$7,661	$—	$—	$—
Total	$7,661	$7,661	$—	$—	$—

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
$7,258	$7,258	$0	$0	$0
$7,258	$7,258	$0	$0	$0